Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, which are classified as other current assets/other current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	June 30, 2013				December 31, 2012
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fuel Derivatives liability	$—	$200	$—	$200	$—	$98	$—	$98

The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2012 and 2011, which are classified as other current assets/other current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	December 31, 2012				December 31, 2011
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fuel Derivatives Liability	$—	$98	$—	$98	$—	$1,415	$—	$1,415

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table (in thousands) shows the changes in the fair value and settlements of our Fuel Derivatives recorded in derivative gain (loss) on our Consolidated Statements of Operations during the three and six months ended June 30, 2013 and 2012:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Fuel Derivatives gain (loss) (1)	$(464)	$261	52	$(575)

The following table (in thousands) shows the changes in the fair value and settlements of our Fuel Derivatives recorded in derivative gain (loss) on our Consolidated Statements of Operations during the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
	2012	2011	2010
Fuel Derivatives	$(622)	$(2,251)	$461

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Our Fuel Derivatives are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
Offsetting Derivative Liabilities				Derivative Instrument	Cash Collateral Received (Paid)	Net Amount
As of June 30, 2013:
Fuel Derivatives	$200	$200	$—	$—	$—	$—
As of December 31, 2012:
Fuel Derivatives	98	98	—	—	—	—

Our Fuel Derivatives are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross basis:

	December 31, 2012	December 31, 2011
Fuel Derivatives:
Assets	$47	$—
Liabilities	145	1,415

Fair Value, by Balance Sheet Grouping

		Fair Value Measurements as of
	Balance Sheet Location	June 30, 2013	December 31, 2012
Fuel Derivatives liability	Other current liabilities	$200	$98
Other Financial Instruments (in thousands):

	June 30, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2016 Notes, net of discount (1)	$1,649,460	$1,781,417	$1,647,113	$1,824,177
2020 Notes (1)	420,000	427,350	420,000	437,850

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on June 30, 2013 and December 31, 2012, as applicable.

Other Financial Instruments (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2013 Notes (1)	$—	$—	$550,000	$555,500
2016 Notes, net of discount (1)	1,647,113	1,824,177	1,642,418	1,650,630
2020 Notes (1)	420,000	437,850	—	—

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2012 and 2011, as applicable.

The following table (in thousands) shows the fair value and location of our Fuel Derivatives on our Consolidated Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2012	December 31, 2011
Fuel Derivatives liability	Other current liabilities	$98	$1,415